Equity Investment Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Purchase of equity investments	$ 0	$ 256,560
Increase in equity investment	$ 6,608	$ 0
Kbridge Resources Development, a company related to the CEO
Equity investments, ownership percentage	47.96%	28.57%
Purchase of equity investments		$ 256,560
Increase in equity investment	$ 6,608